RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION (Tables)	12 Months Ended
Jun. 30, 2025
RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION
Schedule of amounts receivable and payable with broker dealers and the clearing organization

	June 30, 2025	June 30, 2024
Due from clearing organizations, net	$4,021,151	$1,094,453
Fails to deliver and receive	158,474	238,853
Total receivables	$4,179,625	$1,333,306

Due from clearing organizations, net	$481,006	$3,003
Fails to deliver and receive	16,654	1,912
Total payables	$497,660	$4,915